INVESTMENT AND MORTGAGE-BACKED SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
INVESTMENT AND MORTGAGE-BACKED SECURITIES
NOTE B - INVESTMENT AND MORTGAGE-BACKED SECURITIES

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities at December 31, 2012 and 2011 are shown below.

	December 31, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$192,247	$550	$92	$192,705
Municipal obligations	3,037	222	1	3,258

	$195,284	$772	$93	$195,963

	December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$117,731	$205	$65	$117,871
Municipal obligations	3,039	160	28	3,171

	$120,770	$365	$93	$121,042

The amortized cost of investment securities at December 31, 2012 and 2011, by contractual term to maturity or earliest call date are shown below.

	December 31,
	2012	2011
	(In thousands)

Less than one year	$145,210	$95,244
One to five years	28,198	15,954
Five to ten years	11,175	1,325
More than ten years	10,701	8,247

	$195,284	$120,770

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities at December 31, 2012 and 2011 are shown below.

	December 31, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$925	$129	$1	$1,053
Federal National Mortgage Association adjustable-rate participation certificates	1,738	46	1	1,783
Government National Mortgage Association adjustable-rate participation certificates	3,136	57	-	3,193

	$5,799	$232	$2	$6,029

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$318	$7	$1	$324
Federal National Mortgage Association adjustable-rate participation certificates	296	9	-	305
Government National Mortgage Association adjustable-rate participation certificates	2,967	176	-	3,143

	$3,581	$192	$1	$3,772

	December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$1,137	$44	$1	$1,180
Federal National Mortgage Association adjustable-rate participation certificates	2,624	46	4	2,666
Government National Mortgage Association adjustable-rate participation certificates	3,548	93	28	3,613

	$7,309	$183	$33	$7,459

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$382	$7	$1	$388
Federal National Mortgage Association adjustable-rate participation certificates	410	7	-	417
Government National Mortgage Association adjustable-rate participation certificates	3,375	137	2	3,510

	$4,167	$151	$3	$4,315

The amortized cost of mortgage-backed securities, including those designated as available for sale, at December 31, 2012 and 2011, by contractual terms to maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may generally prepay obligations without prepayment penalties.

	December 31,
	2012	2011
	(In thousands)

Due in one year or less	$485	$552
Due in one year through five years	2,044	2,336
Due in five years through ten years	2,804	3,227
Due in more than ten years	4,047	5,361

	$9,380	$11,476

The table below indicates the length of time individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	December 31, 2012
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	4	$22,401	$92	-	$-	$-	4	$22,401	$92
Municipal obligations	-	-	-	1	714	1	1	714	1
Mortgage-backed securities	3	13	1	13	272	2	16	285	3

Total temporarily impaired securities	7	$22,414	$93	14	$986	$3	21	$23,400	$96

	December 31, 2011
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	7	$34,936	$65	-	$-	$-	7	$34,936	$65
Municipal obligations	-	-	-	1	687	28	1	687	28

Mortgage-backed securities	18	763	35	1	6	1	19	769	36

Total temporarily impaired securities	25	$35,699	$100	2	$693	$29	27	$36,392	$129

Management does not intend to sell any of the debt securities with an unrealized loss and does not believe that it is more likely than not that it will be required to sell a security in an unrealized loss position prior to a recovery in value. The fair values are expected to recover as securities approach maturity dates. The Company has evaluated these securities and has determined that the decline in their values is temporary.

All of the Corporation’s agency and mortgage-backed securities are backed by either a U.S. Government agency or government-sponsored agency and are not considered to have credit quality issues and the decline in fair value is due to interest rate changes.

The Corporation’s municipal bond securities have all been rated investment grade or higher by various rating agencies or have been subject to an annual internal review process by management. This annual review process for non-rated securities considers a review of the issuers’ current financial statements, including the related cash flows and interest payments. We concluded that the unrealized loss positions on these securities is a result of the level of market interest rates and not a result of the underlying issuers’ ability to repay.

We do not intend to sell any of the debt securities with an unrealized loss and do not believe that it is more likely than not that we will be required to sell a security in an unrealized loss position prior to a recovery in its value. The fair value of these debt securities is expected to recover as the securities approach maturity. Accordingly, we have not recognized any other-than-temporary impairment in our consolidated statements of income.